INTANGIBLE ASSETS (Details 1)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Computer software [member]
IfrsStatementLineItems [Line Items]
Average useful lives	8 years	10 years
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Average useful lives	13 years	13 years